Document and Entity Information	Apr. 18, 2024
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Apr. 18, 2024
Entity File Number	1-3754
Entity Registrant Name	ALLY FINANCIAL INC.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-0572512
Entity Address Address Line 1	500 Woodward Ave.
Entity Address Address Line 2	Floor 10
Entity Address City Or Town	Detroit
Entity Address Address Description	Ally Detroit Center
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48226
City Area Code	866
Local Phone Number	710-4623
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ALLY
Entity Emerging Growth Company	false
Entity Central Index Key	0000040729
Amendment Flag	false